3. Loans, Impaired (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Impaired loans
Unpaid Contractual Principal Balance	$ 38,840	$ 46,305
Recorded Investment With No Allowance	6,057	11,287
Recorded Investment With Allowance	30,234	30,168
Recorded Investment in Impaired Loans	36,291	41,455
Related Allowance	1,658	1,675
Average Outstanding Impaired Loans	38,145	42,818
Construction and land development
Impaired loans
Unpaid Contractual Principal Balance	5,481	9,861
Recorded Investment With No Allowance	3,639	6,293
Recorded Investment With Allowance	555	868
Recorded Investment in Impaired Loans	4,194	7,161
Related Allowance	31	53
Average Outstanding Impaired Loans	5,248	8,289
Single-family residential
Impaired loans
Unpaid Contractual Principal Balance	6,717	7,853
Recorded Investment With No Allowance	933	1,428
Recorded Investment With Allowance	5,540	5,633
Recorded Investment in Impaired Loans	6,473	7,061
Related Allowance	154	123
Average Outstanding Impaired Loans	7,430	7,859
Single-family residential - Banco de la Gente stated income
Impaired loans
Unpaid Contractual Principal Balance	21,243	22,034
Recorded Investment With No Allowance	0	0
Recorded Investment With Allowance	20,649	21,242
Recorded Investment in Impaired Loans	20,649	21,242
Related Allowance	1,191	1,300
Average Outstanding Impaired Loans	19,964	21,242
Commercial
Impaired loans
Unpaid Contractual Principal Balance	4,752	5,079
Recorded Investment With No Allowance	1,485	3,045
Recorded Investment With Allowance	2,866	1,489
Recorded Investment in Impaired Loans	4,351	4,534
Related Allowance	272	182
Average Outstanding Impaired Loans	4,399	4,171
Multifamily and Farmland
Impaired loans
Unpaid Contractual Principal Balance	111	177
Recorded Investment With No Allowance	0	0
Recorded Investment With Allowance	110	177
Recorded Investment in Impaired Loans	110	177
Related Allowance	1	1
Average Outstanding Impaired Loans	154	184
Total real estate loans
Impaired loans
Unpaid Contractual Principal Balance	38,304	45,004
Recorded Investment With No Allowance	6,057	10,766
Recorded Investment With Allowance	29,720	29,409
Recorded Investment in Impaired Loans	35,777	40,175
Related Allowance	1,649	1,659
Average Outstanding Impaired Loans	37,195	41,745
Commercial loans (not secured by real estate)
Impaired loans
Unpaid Contractual Principal Balance	218	999
Recorded Investment With No Allowance	0	257
Recorded Investment With Allowance	201	724
Recorded Investment in Impaired Loans	201	981
Related Allowance	4	15
Average Outstanding Impaired Loans	641	826
Consumer loans (not secured by real estate)
Impaired loans
Unpaid Contractual Principal Balance	318	302
Recorded Investment With No Allowance	0	264
Recorded Investment With Allowance	313	35
Recorded Investment in Impaired Loans	313	299
Related Allowance	5	1
Average Outstanding Impaired Loans	$ 309	$ 247